Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue from Contracts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Total	$ 362,511	$ 1,327,707
Management consulting services [Member] | Corporate Management Consulting Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	362,511	746,683
Management Consulting Services-Related Parties [Member] | Corporate Management Consulting Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue		329,358
Fund Management Services [Member] | Asset Management Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue		251,666
Transferred at Point in Time [Member] | Management consulting services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	255,614	596,667
Transferred at Point in Time [Member] | Fund Subscription Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue
Transferred over Time [Member] | Management consulting services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	106,897	479,374
Transferred over Time [Member] | Fund Management Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue		$ 251,666